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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:__________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Silchester Partners Limited
Address:    Time & Life Building
            1 Bruton Street
            London, W1J6TL, United Kingdom

Form 13F File Number:  28-12123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:       Timothy J. Linehan
Title:      Chief Compliance Officer
Phone:      011-44-20-7518-7125

Signature, Place, and Date of Signing:

/s/ Timothy J. Linehan             London, United Kingdom             7/11/2011.
------------------------           ----------------------           ------------
[Signature]                            [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:            22
Form 13F Information Table Value Total:       993,057
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
---   --------------------    --------------------------------------------
 1    28-14054                Silchester International Investors LLP

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SEC FORM 13F REPORT
AS OF DATE: 6/30/2011

COLUMN 1                       COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                               TITLE OF              VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP    (x$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
--------------                 --------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
BANK OF AMERICA CORP             COM     060505104       616      56,247  SH           DEFINED      1          56,247     0      0
BANK OF NEW YORK MELLON CORP     COM     064058100       633      24,721  SH           DEFINED      1          24,721     0      0
BAXTER INTL INC                  COM     071813109       425       7,125  SH           DEFINED      1           7,125     0      0
CAMPBELL SOUP CO                 COM     134429109       601      17,400  SH           DEFINED      1          17,400     0      0
CISCO SYS INC                    COM     17275R102       841      53,900  SH           DEFINED      1          53,900     0      0
CITIGROUP INC                    COM     172967101       671      16,110  SH           DEFINED      1          16,110     0      0
GENERAL MLS INC                  COM     370334104       596      16,000  SH           DEFINED      1          16,000     0      0
GOLDMAN SACHS GROUP INC          COM     38141G104       593       4,453  SH           DEFINED      1           4,453     0      0
HARTFORD FINL SVCS GROUP INC     COM     416515104       585      22,200  SH           DEFINED      1          22,200     0      0
JOHNSON & JOHNSON                COM     478160104       742      11,152  SH           DEFINED      1          11,152     0      0
KOREA ELECTRIC PWR             SPON ADR  500631106   423,049  31,880,080  SH           DEFINED      1      31,880,080     0      0
KRAFT FOODS INC                  CL A    50075N104       913      25,922  SH           DEFINED      1          25,922     0      0
KT CORP                        SPON ADR  48268K101   555,531  28,576,685  SH           DEFINED      1      28,576,685     0      0
LOCKHEED MARTIN CORP             COM     539830109       915      11,300  SH           DEFINED      1          11,300     0      0
MERCK & CO INC NEW               COM     58933Y105       879      24,900  SH           DEFINED      1          24,900     0      0
MICROSOFT CORP                   COM     594918104     1,026      39,456  SH           DEFINED      1          39,456     0      0
MORGAN STANLEY                 COM NEW   617446448       838      36,409  SH           DEFINED      1          36,409     0      0
PFIZER INC                       COM     717081103       672      32,619  SH           DEFINED      1          32,619     0      0
RAYTHEON CO                    COM NEW   755111507       842      16,900  SH           DEFINED      1          16,900     0      0
SK TELECOM LTD                 SPON ADR  78440P108       524      28,000  SH           DEFINED      1          28,000     0      0
WAL MART STORES INC              COM     931142103       809      15,216  SH           DEFINED      1          15,216     0      0
WHITE MTNS INS GROUP LTD         COM     G9618E107       756       1,800  SH           DEFINED      1           1,800     0      0
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